INVENTORIES - NET	9 Months Ended
Sep. 30, 2013
INVENTORIES - NET
3.	INVENTORIES – NET

Inventories consist of the following:

	As of December 31,	As of September 30,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
		(unaudited)
Raw materials	187,392	289,736	47,343
Work-in-progress	26,800	119,983	19,605
Finished goods	624,535	383,381	62,644

	838,727	793,100	129,592

The write-down of inventories were RMB272,125,000 and RMB102,986,000 (US$16,827,778) for the nine months ended September 30, 2012 and 2013, respectively.